Shareholder Report, Holdings (Details) - C000237190	Nov. 30, 2024
FR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_04621HAW3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_44332EAY2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_03827FBD2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_04649VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_BA000B895
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_58503UAF0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_75915TAK8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBB/BB Rated & Above
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BB Rated
Holdings [Line Items]
Percent of Net Asset Value	14.50%
BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
B Rated
Holdings [Line Items]
Percent of Net Asset Value	59.10%
B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Short - Term Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Equities
Holdings [Line Items]
Percent of Net Asset Value	0.20%